Note 1 - Basis of Presentation and General Information (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)
Shareholders Ownership, Percentage	54.10%
Working Capital Deficit	$ 26,800,000
Net Income (Loss) Attributable to Parent, Total	106,244,916	$ 42,963,660	$ 4,041,431
Net Cash Provided by (Used in) Operating Activities, Total	114,082,571	52,612,939	2,409,377
Cash and Cash Equivalents, at Carrying Value, Total	25,845,333	$ 26,530,944	$ 3,559,399
Restricted Cash and Cash Equivalents, Total	$ 5,600,000
Container Carriers Vessels [Member]
Number of Vessels Under Construction	9
Contractual Obligation, to be Paid, Year One	$ 107,500,000
Contractual Obligation, to be Paid, Year Two	134,000,000.0
Contractual Obligation, to be Paid, Year Three	61,000,000.0
Debt Due February 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,200,000
Debt due May 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,000,000
Debt due November 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 17,400,000
Term Sheet With Major Commercial Banking Institution [Member] | Subsequent Event [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 10,400,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 26,000,000.0